Note 13 - Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
13.
Shareholders’ Equity

Each share of Class A Common Stock is entitled to
one
vote and each share of Class B Common Stock is entitled to
ten
votes on all matters submitted to a vote of the shareholders. Except for the election of Avalon’s Board of Directors, the Class A Common Stock and the Class B Common Stock vote together as a single class on all matters presented for a vote to the shareholders. However, with regard to the election of directors, for as long as the outstanding Class B Common Stock has more than
50%
of the total outstanding voting power of all common stock, the holders of the Class A Common Stock, voting as a separate class, will elect the number of directors equal to at least
25%
of the total Board of Directors and the holders of the Class B Common Stock, voting as a separate class, will elect the remaining directors. Thereafter, the holders of the Class A Common Stock (
one
vote per share) and Class B Common Stock (
ten
votes per share) will vote together as a single class for the election of directors. The holders of a majority of all outstanding shares of Class A Common Stock or Class B Common Stock, voting as separate classes, must also approve amendments to the Articles of Incorporation that adversely affect the shares of their class. Shares of Class A Common Stock and Class B Common Stock do
not
have cumulative voting rights.

Each share of Class B Common Stock is convertible, at any time, at the option of the shareholder, into one
share of Class A Common Stock. Shares of Class B Common Stock are also automatically converted into shares of Class A Common Stock on the transfer of such shares to any person other than Avalon, another holder of Class B Common Stock or a Permitted Transferee, as defined in Avalon’s Articles of Incorporation. The Class A Common Stock is
not
convertible.